Income Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Schedule of provision for (benefit from) income taxes
	Year Ended September 30, 2018	Year Ended September 30, 2017
Current
Federal	$-	$-
State	-	50
	-	50
Deferred
Federal	-	-
State	-	-
	-	-
Total income tax provision (benefit)	$-	$50

Schedule of reconciliation of the provision for income taxes at the federal statutory rate

	Year Ended September 30, 2018	Year Ended September 30, 2017
U.S. Federal (tax benefit) provision at statutory rate	$(2,021,203)	$(2,739,427)
State (tax benefit) income taxes, net of federal benefit	(473,129)	(624,516)
Permanent differences	61,491	152,532
Change in Federal tax rate	2,499,867
Changes in valuation allowance	(67,026)	3,211,461
Total	$-	$50

Schedule of deferred tax assets and liabilities

	September 30, 2018	September 30, 2017
Deferred Tax Assets
Stock-based compensation	$760,339	$1,986,087
Net operating losses	4,650,053	3,678,613
Other	-	-
Total deferred tax assets	5,410,392	5,664,700
Valuation allowance	(5,258,641)	(5,325,667)
Net deferred tax assets	151,751	339,033

Deferred Tax Liabilities
Identifiable intangibles - HowCo Purchase	(151,751)	(339,033)
Total deferred tax liabilities	(151,751)	(339,033)
Net deferred tax	$-	$-